CONSOLIDATED BALANCE SHEET - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022
Current assets
Cash and cash equivalents	€ 10,193	€ 10,155
Financial assets at fair value through profit or loss	6,782	8,251
Other current financial assets	896	1,504
Trade and other receivables	16,551	20,840
Inventories	6,186	7,709
Income tax receivables	460	317
Other current assets	5,637	12,821
Current assets	46,705	61,597
Non-current assets
Property, plant and equipment	56,299	56,332
Right-of-use assets	4,834	4,446
Intangible assets	6,379	5,525
Inventory - Compulsory stock	1,576	1,786
Equity-accounted investments	12,630	12,092
Other investments	1,256	1,202
Other non-current financial assets	2,301	1,967
Deferred tax assets	4,482	4,569
Income tax receivables	142	114
Other non-current assets	3,393	2,236
Non-current assets	93,292	90,269
Assets held for sale	2,609	264
TOTAL ASSETS	142,606	152,130
Current liabilities
Short-term debt	4,092	4,446
Current portion of long-term debt	2,921	3,097
Current portion of long-term lease liabilities	1,128	884
Trade and other payables	20,654	25,709
Income tax payables	1,685	2,108
Other current liabilities	5,579	12,473
Current liabilities	36,059	48,717
Non-current liabilities
Long-term debt	21,716	19,374
Long-term lease liabilities	4,208	4,067
Provisions	15,533	15,267
Provisions for employee benefits	748	786
Deferred tax liabilities	4,702	5,094
Income tax payables	38	253
Other non-current liabilities	4,096	3,234
Non-current liabilities	51,041	48,075
Liabilities directly associated with assets held for sale	1,862	108
TOTAL LIABILITIES	88,962	96,900
EQUITY
Share capital	4,005	4,005
Retained earnings	32,988	23,455
Cumulative currency translation differences	5,238	7,564
Other reserves and equity instruments	8,515	8,785
Treasury shares	(2,333)	(2,937)
Profit	4,771	13,887
Equity attributable to equity holders of Eni	53,184	54,759
Non-controlling interest	460	471
TOTAL EQUITY	53,644	55,230
TOTAL LIABILITIES AND EQUITY	142,606	152,130
Related parties
Current assets
Cash and cash equivalents	3	10
Other current financial assets	19	16
Trade and other receivables	1,363	2,427
Other current assets	32	341
Non-current assets
Other non-current financial assets	1,840	1,631
Other non-current assets	168	26
Current liabilities
Short-term debt	222	307
Current portion of long-term debt	21	36
Current portion of long-term lease liabilities	21	35
Trade and other payables	4,245	3,203
Other current liabilities	62	232
Non-current liabilities
Long-term debt	65	26
Long-term lease liabilities	6	28
Other non-current liabilities	€ 511	€ 462